CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 176,086	$ 117,967	$ 76,535
Cost of revenues	66,619	26,233	16,624
Gross profit	109,467	91,734	59,911
Operating expenses:
Selling and marketing	82,789	62,050	20,281
Research and development	79,541	40,310	23,699
General and administrative	38,860	17,215	7,511
Impairment of intangible assets		2,351	739
Total operating expenses	201,190	121,926	52,230
Income (loss) from operations	(91,723)	(30,192)	7,681
Other income	2,446	2,340
Change in fair value of warrants			(74,364)
Exchange gain (loss) on dual currency deposit/offshore bank accounts	(1,769)	7,753	3,781
Interest income	20,067	9,619	335
Realized gain on short-term investments	4,317	50,911
Gain on disposal of cost method investment			40
Impairment of cost method investment		(79)
Income (loss) before provision of income tax and earnings (loss) in equity method investments and noncontrolling interest, net of income taxes	(66,662)	40,352	(62,527)
Income tax benefit (expenses)	(920)	(668)	1,332
Income (loss) before earnings (loss) in equity method investments and noncontrolling interest, net of income taxes	(67,582)	39,684	(61,195)
Earnings (loss) in equity method investments, net of income taxes	(7,471)	1,320
Income (loss) from continuing operations	(75,053)	41,004	(61,195)
Discontinued operations:
Loss from operation of discontinued operations, net of income taxes			(4,301)
Gain on disposal of discontinued operations, net of income taxes			1,341
Loss on discontinued operations, net of income taxes			(2,960)
Net (loss) income	(75,053)	41,004	(64,155)
Add: Net loss attributable to the noncontrolling interest, net of income taxes of $nil	27	252
Net (loss) income attributable to Renren Inc.	$ (75,026)	$ 41,256	$ (64,155)
Net income (loss) from continuing operations attributable to Renren Inc. shareholders:
Basic (in dollars per share)	$ (0.07)	$ 0.05	$ (0.30)
Diluted (in dollars per share)	$ (0.07)	$ 0.05	$ (0.30)
Net loss from discontinued operations attributable to Renren Inc. shareholders
Basic (in dollars per share)			$ (0.01)
Diluted (in dollars per share)			$ (0.01)
Net income (loss) attributable to Renren Inc. shareholders:
Basic (in dollars per share)	$ (0.07)	$ 0.05	$ (0.31)
Diluted (in dollars per share)	$ (0.07)	$ 0.05	$ (0.31)
Weighted average number of shares used in calculating net income (loss) per share
Basic (in shares)	1,151,659,545	850,670,583	244,613,530
Diluted (in shares)	1,151,659,545	901,340,381	244,613,530